UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-08382

Deutsche Strategic Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

One International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 11/30

Date of reporting period: 8/31/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                      as of August 31, 2018 (Unaudited)

Deutsche Strategic Income Trust

	Principal Amount ($)	Value ($)
Corporate Bonds 64.2%
Consumer Discretionary 15.2%
1011778 B.C. Unlimited Liability Co., 144A, 4.625%, 1/15/2022	40,000	40,000
Adient Global Holdings Ltd., 144A, 4.875%, 8/15/2026	400,000	360,000
Altice France SA, 144A, 7.375%, 5/1/2026	315,000	309,487
Altice U.S. Finance I Corp., 144A, 5.5%, 5/15/2026	210,000	206,325
AMC Entertainment Holdings, Inc., 5.875%, 11/15/2026	95,000	92,625
AMC Networks, Inc.:
4.75%, 8/1/2025	110,000	106,150
5.0%, 4/1/2024	265,000	260,694
Ashton Woods U.S.A. LLC, 144A, 6.75%, 8/1/2025	90,000	83,981
Beacon Roofing Supply, Inc., 144A, 4.875%, 11/1/2025	105,000	96,863
Boyd Gaming Corp., 6.875%, 5/15/2023	50,000	52,563
CCO Holdings LLC:
144A, 5.0%, 2/1/2028	235,000	220,085
144A, 5.125%, 5/1/2027	160,000	152,600
144A, 5.5%, 5/1/2026	385,000	380,187
144A, 5.875%, 4/1/2024	105,000	107,100
144A, 5.875%, 5/1/2027	155,000	153,256
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021	364,000	364,000
144A, 7.5%, 4/1/2028	200,000	208,500
CSC Holdings LLC, 144A, 5.5%, 4/15/2027	310,000	301,862
Cumberland Farms, Inc., 144A, 6.75%, 5/1/2025	32,000	32,640
Dana Financing Luxembourg Sarl:
144A, 5.75%, 4/15/2025	205,000	205,000
144A, 6.5%, 6/1/2026	160,000	164,200
DISH DBS Corp., 5.875%, 7/15/2022	245,000	235,200
Fiat Chrysler Automobiles NV, 4.5%, 4/15/2020	310,000	311,550
GLP Capital LP:
5.25%, 6/1/2025	85,000	88,400
5.75%, 6/1/2028	45,000	47,691
Goodyear Tire & Rubber Co., 5.125%, 11/15/2023	60,000	59,850
Hanesbrands, Inc., 144A, 4.625%, 5/15/2024	110,000	107,250
HD Supply, Inc., 144A, 5.75%, 4/15/2024	55,000	57,819
Hilton Worldwide Finance LLC, 4.625%, 4/1/2025	50,000	49,375
KFC Holding Co., 144A, 4.75%, 6/1/2027	80,000	76,200
Lennar Corp.:
4.125%, 1/15/2022	130,000	129,187
4.75%, 11/15/2022	150,000	150,187
5.0%, 6/15/2027	35,000	33,819
5.25%, 6/1/2026	119,000	117,772
Lithia Motors, Inc., 144A, 5.25%, 8/1/2025	100,000	95,900
MGM Resorts International, 6.625%, 12/15/2021	535,000	565,762
NCL Corp., Ltd., 144A, 4.75%, 12/15/2021	65,000	65,406
Penn National Gaming, Inc., 144A, 5.625%, 1/15/2027	105,000	101,143
Penske Automotive Group, Inc., 5.5%, 5/15/2026	85,000	83,300
PulteGroup, Inc., 4.25%, 3/1/2021	320,000	321,696
Quebecor Media, Inc., 5.75%, 1/15/2023	80,000	82,800
Rivers Pittsburgh Borrower LP, 144A, 6.125%, 8/15/2021	25,000	25,000
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021	50,000	50,000
Sirius XM Radio, Inc.:
144A, 3.875%, 8/1/2022	260,000	255,112
144A, 5.0%, 8/1/2027	50,000	48,312
144A, 5.375%, 7/15/2026	150,000	149,625
Suburban Propane Partners LP, 5.75%, 3/1/2025	45,000	43,538
Tenneco, Inc., 5.0%, 7/15/2026	110,000	97,625
Toll Brothers Finance Corp., 4.875%, 11/15/2025	95,000	92,388
UPC Holding BV, 144A, 5.5%, 1/15/2028	200,000	186,250
UPCB Finance IV Ltd., 144A, 5.375%, 1/15/2025	305,000	301,218
Viking Cruises Ltd., 144A, 5.875%, 9/15/2027	265,000	260,362
Virgin Media Secured Finance PLC, 144A, 5.5%, 8/15/2026	200,000	196,500
WMG Acquisition Corp., 144A, 5.0%, 8/1/2023	45,000	44,663
		8,429,018
Consumer Staples 1.8%
Aramark Services, Inc.:
4.75%, 6/1/2026	305,000	300,425
5.125%, 1/15/2024	60,000	60,929
JBS U.S.A. LUX SA:
144A, 5.75%, 6/15/2025	60,000	56,700
144A, 7.25%, 6/1/2021	205,000	207,306
Pilgrim's Pride Corp.:
144A, 5.75%, 3/15/2025	40,000	38,700
144A, 5.875%, 9/30/2027	115,000	109,250
Post Holdings, Inc.:
144A, 5.625%, 1/15/2028	30,000	28,988
144A, 5.75%, 3/1/2027	75,000	74,063
Simmons Foods, Inc., 144A, 5.75%, 11/1/2024	130,000	103,350
		979,711
Energy 11.9%
Andeavor:
4.75%, 12/15/2023	50,000	52,145
5.125%, 12/15/2026	125,000	132,623
Antero Midstream Partners LP, 5.375%, 9/15/2024	70,000	70,525
Antero Resources Corp.:
5.375%, 11/1/2021	85,000	86,381
5.625%, 6/1/2023	60,000	61,743
Blue Racer Midstream LLC, 144A, 6.125%, 11/15/2022	65,000	66,299
Carrizo Oil & Gas, Inc., 8.25%, 7/15/2025	70,000	75,075
Cheniere Corpus Christi Holdings LLC:
5.125%, 6/30/2027	105,000	106,837
5.875%, 3/31/2025	105,000	111,562
7.0%, 6/30/2024	100,000	110,625
Chesapeake Energy Corp.:
4.875%, 4/15/2022	325,000	313,625
8.0%, 1/15/2025	300,000	306,375
8.0%, 6/15/2027	115,000	116,437
CNX Midstream Partners LP, 144A, 6.5%, 3/15/2026	89,000	88,332
Crestwood Midstream Partners LP:
5.75%, 4/1/2025	80,000	81,700
6.25%, 4/1/2023	40,000	41,250
DCP Midstream Operating LP, 2.7%, 4/1/2019	200,000	198,750
Diamondback Energy, Inc., 4.75%, 11/1/2024	70,000	70,438
Endeavor Energy Resources LP:
144A, 5.5%, 1/30/2026	30,000	29,925
144A, 5.75%, 1/30/2028	30,000	29,925
Energy Transfer Equity LP, 7.5%, 10/15/2020	500,000	538,125
Extraction Oil & Gas, Inc., 144A, 7.375%, 5/15/2024	50,000	50,875
Genesis Energy LP:
6.25%, 5/15/2026	185,000	174,362
6.5%, 10/1/2025	225,000	217,687
Gulfport Energy Corp.:
6.0%, 10/15/2024	35,000	34,563
6.375%, 5/15/2025	70,000	69,388
6.375%, 1/15/2026	115,000	112,125
6.625%, 5/1/2023	30,000	30,600
Hilcorp Energy I LP, 144A, 5.75%, 10/1/2025	110,000	109,175
Holly Energy Partners LP, 144A, 6.0%, 8/1/2024	110,000	111,925
Jagged Peak Energy LLC, 144A, 5.875%, 5/1/2026	47,000	46,295
Laredo Petroleum, Inc., 6.25%, 3/15/2023	90,000	90,225
Murphy Oil Corp., 5.75%, 8/15/2025	160,000	160,361
Murphy Oil U.S.A., Inc., 5.625%, 5/1/2027	45,000	44,888
Newfield Exploration Co., 5.375%, 1/1/2026	25,000	26,063
NGPL PipeCo LLC, 144A, 4.875%, 8/15/2027	55,000	55,426
NuStar Logistics LP, 5.625%, 4/28/2027	157,000	156,411
Oasis Petroleum, Inc., 6.875%, 1/15/2023	10,000	10,213
PDC Energy, Inc., 6.125%, 9/15/2024	60,000	59,700
Peabody Energy Corp.:
144A, 6.0%, 3/31/2022	85,000	85,319
144A, 6.375%, 3/31/2025	110,000	111,512
Precision Drilling Corp., 144A, 7.125%, 1/15/2026	95,000	97,731
Range Resources Corp.:
4.875%, 5/15/2025	165,000	157,987
5.0%, 8/15/2022	100,000	98,500
5.875%, 7/1/2022	65,000	65,650
Sabine Pass Liquefaction LLC:
5.625%, 2/1/2021	260,000	271,193
5.625%, 4/15/2023	150,000	160,491
5.875%, 6/30/2026	155,000	167,706
Southwestern Energy Co., 7.75%, 10/1/2027	80,000	84,600
Sunoco LP:
144A, 5.5%, 2/15/2026	65,000	62,238
144A, 5.875%, 3/15/2028	15,000	14,363
Targa Resources Partners LP:
144A, 5.0%, 1/15/2028	160,000	155,400
5.375%, 2/1/2027	170,000	169,150
144A, 5.875%, 4/15/2026	49,000	50,225
Weatherford International Ltd.:
4.5%, 4/15/2022	105,000	91,350
7.75%, 6/15/2021	170,000	166,600
Whiting Petroleum Corp.:
5.75%, 3/15/2021	95,000	97,375
6.25%, 4/1/2023	70,000	72,100
WildHorse Resource Development Corp.:
6.875%, 2/1/2025	35,000	35,263
144A, 6.875%, 2/1/2025	75,000	75,562
WPX Energy, Inc., 6.0%, 1/15/2022	30,000	30,975
		6,570,269
Financials 1.5%
Aircastle Ltd., 4.125%, 5/1/2024	155,000	153,900
CIT Group, Inc.:
3.875%, 2/19/2019	207,500	208,641
4.125%, 3/9/2021	35,000	35,131
5.0%, 8/15/2022	400,000	408,000
Tempo Acquisition LLC, 144A, 6.75%, 6/1/2025	45,000	43,763
		849,435
Health Care 5.9%
Avantor, Inc., 144A, 6.0%, 10/1/2024	35,000	35,525
Bausch Health Cos., Inc.:
144A, 5.5%, 11/1/2025	145,000	144,637
144A, 5.875%, 5/15/2023	105,000	100,380
144A, 6.125%, 4/15/2025	155,000	144,150
144A, 6.5%, 3/15/2022	70,000	72,450
144A, 7.0%, 3/15/2024	165,000	174,075
144A, 7.5%, 7/15/2021	385,000	391,114
Centene Corp., 144A, 5.375%, 6/1/2026	30,000	30,970
Charles River Laboratories International, Inc., 144A, 5.5%, 4/1/2026	20,000	20,300
DaVita, Inc.:
5.0%, 5/1/2025	80,000	75,800
5.125%, 7/15/2024	75,000	72,309
Fresenius Medical Care U.S. Finance II, Inc., 144A, 6.5%, 9/15/2018	45,000	45,040
HCA, Inc.:
4.5%, 2/15/2027	150,000	148,500
4.75%, 5/1/2023	300,000	304,875
5.25%, 6/15/2026	170,000	175,100
6.5%, 2/15/2020	340,000	352,920
LifePoint Health, Inc.:
5.375%, 5/1/2024	120,000	124,650
5.5%, 12/1/2021	105,000	106,706
5.875%, 12/1/2023	85,000	89,060
Tenet Healthcare Corp.:
4.375%, 10/1/2021	590,000	588,525
5.125%, 5/1/2025	70,000	69,475
		3,266,561
Industrials 4.1%
ADT Corp.:
3.5%, 7/15/2022	55,000	52,044
5.25%, 3/15/2020	90,000	91,687
6.25%, 10/15/2021	155,000	163,525
Bombardier, Inc.:
144A, 5.75%, 3/15/2022	130,000	130,325
144A, 6.0%, 10/15/2022	340,000	340,850
Covanta Holding Corp.:
5.875%, 3/1/2024	85,000	85,637
5.875%, 7/1/2025	55,000	54,833
DAE Funding LLC:
144A, 4.5%, 8/1/2022	7,000	6,895
144A, 5.0%, 8/1/2024	17,000	16,703
FTI Consulting, Inc., 6.0%, 11/15/2022	80,000	82,096
GFL Environmental, Inc., 144A, 5.625%, 5/1/2022	55,000	53,213
IHO Verwaltungs GmbH, 144A, 4.125%, 9/15/2021	200,000	199,000
Masonite International Corp., 144A, 5.625%, 3/15/2023	64,000	65,440
Moog, Inc., 144A, 5.25%, 12/1/2022	50,000	50,688
Novelis Corp.:
144A, 5.875%, 9/30/2026	85,000	82,773
144A, 6.25%, 8/15/2024	85,000	86,062
Park Aerospace Holdings Ltd.:
144A, 4.5%, 3/15/2023	80,000	79,100
144A, 5.25%, 8/15/2022	175,000	178,281
144A, 5.5%, 2/15/2024	165,000	169,537
Prime Security Services Borrower LLC, 144A, 9.25%, 5/15/2023	2,000	2,143
Ritchie Bros Auctioneers, Inc., 144A, 5.375%, 1/15/2025	60,000	59,400
Summit Materials LLC:
144A, 5.125%, 6/1/2025	20,000	18,900
6.125%, 7/15/2023	100,000	101,375
8.5%, 4/15/2022	45,000	48,094
Tennant Co., 5.625%, 5/1/2025	20,000	20,152
		2,238,753
Information Technology 2.5%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020	35,000	35,000
Cardtronics, Inc., 144A, 5.5%, 5/1/2025	60,000	56,850
Change Healthcare Holdings LLC, 144A, 5.75%, 3/1/2025	135,000	131,963
Dell International LLC:
144A, 4.42%, 6/15/2021	195,000	198,351
144A, 5.875%, 6/15/2021	65,000	66,879
First Data Corp., 144A, 7.0%, 12/1/2023	100,000	104,050
Netflix, Inc., 5.875%, 2/15/2025	150,000	154,875
Nielsen Co. Luxembourg SARL, 144A, 5.0%, 2/1/2025	100,000	97,000
Riverbed Technology, Inc., 144A, 8.875%, 3/1/2023	45,000	41,625
TTM Technologies, Inc., 144A, 5.625%, 10/1/2025	120,000	119,400
Western Digital Corp., 4.75%, 2/15/2026	150,000	147,065
Zayo Group LLC, 6.0%, 4/1/2023	205,000	211,287
		1,364,345
Materials 10.3%
AK Steel Corp.:
6.375%, 10/15/2025	65,000	60,450
7.0%, 3/15/2027	205,000	194,237
7.5%, 7/15/2023	300,000	313,500
Ardagh Packaging Finance PLC:
144A, 6.0%, 2/15/2025	200,000	195,500
144A, 7.25%, 5/15/2024	200,000	210,250
Berry Global, Inc., 5.5%, 5/15/2022	160,000	163,000
BWAY Holding Co., 144A, 5.5%, 4/15/2024	115,000	114,281
Cascades, Inc., 144A, 5.5%, 7/15/2022	55,000	55,000
Chemours Co.:
5.375%, 5/15/2027	145,000	142,462
6.625%, 5/15/2023	32,000	33,520
7.0%, 5/15/2025	25,000	26,688
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025	50,000	45,875
Constellium NV:
144A, 5.875%, 2/15/2026	250,000	245,000
144A, 6.625%, 3/1/2025	250,000	254,375
First Quantum Minerals Ltd., 144A, 6.5%, 3/1/2024	200,000	188,000
Freeport-McMoRan, Inc.:
3.55%, 3/1/2022	150,000	144,750
3.875%, 3/15/2023	100,000	96,125
5.4%, 11/14/2034	35,000	32,320
Hexion, Inc., 144A, 10.375%, 2/1/2022	25,000	24,601
Hudbay Minerals, Inc.:
144A, 7.25%, 1/15/2023	120,000	122,100
144A, 7.625%, 1/15/2025	30,000	30,488
Mercer International, Inc., 6.5%, 2/1/2024	70,000	71,750
NOVA Chemicals Corp.:
144A, 4.875%, 6/1/2024	250,000	244,375
144A, 5.25%, 6/1/2027	165,000	156,750
OCI NV, 144A, 6.625%, 4/15/2023	200,000	207,000
Plastipak Holdings, Inc., 144A, 6.25%, 10/15/2025	110,000	101,337
Platform Specialty Products Corp., 144A, 5.875%, 12/1/2025	256,000	254,080
Reynolds Group Issuer, Inc.:
144A, 5.125%, 7/15/2023	175,000	174,344
5.75%, 10/15/2020	891,579	892,694
6.875%, 2/15/2021	71,041	71,928
144A, 7.0%, 7/15/2024	20,000	20,320
Teck Resources Ltd., 144A, 8.5%, 6/1/2024	30,000	32,925
Tronox, Inc., 144A, 6.5%, 4/15/2026	106,000	103,880
United States Steel Corp.:
6.25%, 3/15/2026	31,000	30,884
6.875%, 8/15/2025	185,000	187,775
Volcan Cia Minera SAA, 144A, 5.375%, 2/2/2022	420,000	422,625
WR Grace & Co-Conn:
144A, 5.125%, 10/1/2021	30,000	30,825
144A, 5.625%, 10/1/2024	15,000	15,849
		5,711,863
Real Estate 3.1%
CyrusOne LP:
(REIT), 5.0%, 3/15/2024	140,000	141,750
(REIT), 5.375%, 3/15/2027	167,000	167,835
Equinix, Inc.:
(REIT), 5.375%, 1/1/2022	70,000	72,086
(REIT), 5.375%, 4/1/2023	265,000	270,631
(REIT), 5.375%, 5/15/2027	210,000	213,675
(REIT), 5.875%, 1/15/2026	50,000	51,875
Iron Mountain, Inc.:
144A, (REIT), 4.375%, 6/1/2021	60,000	60,150
144A, (REIT), 5.25%, 3/15/2028	200,000	189,250
MPT Operating Partnership LP:
(REIT), 5.0%, 10/15/2027	110,000	107,800
(REIT), 5.25%, 8/1/2026	20,000	20,000
(REIT), 6.375%, 3/1/2024	105,000	110,702
SBA Communications Corp., (REIT), 4.0%, 10/1/2022	160,000	156,438
VEREIT Operating Partnership LP:
(REIT), 4.125%, 6/1/2021	125,000	126,616
(REIT), 4.875%, 6/1/2026	50,000	50,814
		1,739,622
Telecommunication Services 5.5%
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020	40,000	40,850
Series T, 5.8%, 3/15/2022	150,000	153,330
Series S, 6.45%, 6/15/2021	165,000	171,600
Series W, 6.75%, 12/1/2023	185,000	192,862
Series Y, 7.5%, 4/1/2024	165,000	176,550
CommScope, Inc., 144A, 5.0%, 6/15/2021	95,000	95,475
Intelsat Jackson Holdings SA, 144A, 8.0%, 2/15/2024	186,000	195,765
Level 3 Financing, Inc.:
5.375%, 8/15/2022	215,000	217,150
5.375%, 1/15/2024	60,000	60,000
6.125%, 1/15/2021	60,000	60,356
Sprint Communications, Inc.:
144A, 7.0%, 3/1/2020	85,000	88,294
7.0%, 8/15/2020	500,000	523,750
Sprint Corp., 7.625%, 3/1/2026	65,000	68,260
T-Mobile U.S.A., Inc.:
6.0%, 4/15/2024	181,000	187,788
6.375%, 3/1/2025	151,000	157,040
6.5%, 1/15/2026	5,000	5,286
Telesat Canada, 144A, 8.875%, 11/15/2024	80,000	85,700
Zayo Group LLC:
144A, 5.75%, 1/15/2027	390,000	390,975
6.375%, 5/15/2025	139,000	145,255
		3,016,286
Utilities 2.4%
AmeriGas Partners LP:
5.5%, 5/20/2025	160,000	156,800
5.75%, 5/20/2027	145,000	143,187
Calpine Corp.:
144A, 5.25%, 6/1/2026	75,000	70,806
5.75%, 1/15/2025	55,000	49,913
NGL Energy Partners LP, 5.125%, 7/15/2019	70,000	70,123
NRG Energy, Inc.:
144A, 5.75%, 1/15/2028	170,000	171,700
6.25%, 7/15/2022	250,000	258,125
7.25%, 5/15/2026	160,000	172,000
Vistra Energy Corp.:
7.375%, 11/1/2022	100,000	104,125
7.625%, 11/1/2024	137,000	147,275
		1,344,054
Total Corporate Bonds (Cost $35,674,179)		35,509,917
Loan Participations and Assignments 21.4%
Senior Loans **
Consumer Discretionary 5.8%
1011778 B.C. Unlimited Liability Co., Term Loan B3, 1-month USD LIBOR + 2.250%, 4.326%, 2/16/2024	420,794	421,124
Altice U.S. Finance I Corp., Term Loan, 1-month USD LIBOR + 2.250%, 4.326%, 7/28/2025	402,229	402,398
Hilton Worldwide Finance LLC, Term Loan B2, 1-month USD LIBOR + 1.750%, 3.815%, 10/25/2023	753,896	757,077
Quebecor Media, Inc., Term Loan B1, 3-month USD LIBOR + 2.250%, 4.564%, 8/17/2020	914,405	917,835
Visteon Corp.:
Term Loan B, 3-month USD-LIBOR + 1.750%, 3.825% , 3/24/2024	600,000	600,003
Term Loan B, 3-month USD-LIBOR + 1.750%, 4.065% , 3/24/2024	100,000	100,000
		3,198,437
Consumer Staples 1.6%
Albertson's LLC, Term Loan B6, 3-month USD LIBOR + 3.000%, 5.311%, 6/22/2023	326,243	325,427
Pinnacle Foods Finance LLC, Term Loan B, 1-month USD LIBOR + 1.750%, 3.832%, 2/2/2024	572,569	573,429
		898,856
Energy 0.0%
MEG Energy Corp., Term Loan B, 1-month USD LIBOR + 3.500%, 5.575%, 12/31/2023	7,538	7,568
Health Care 2.4%
Community Health Systems, Inc., Term Loan H, 3-month USD LIBOR + 3.250%, 5.563%, 1/27/2021	79,824	78,821
DaVita, Inc., Term Loan B, 1-month USD LIBOR + 2.750%, 4.826%, 6/24/2021	1,090,560	1,097,180
Valeant Pharmaceuticals International, Inc., Term Loan B, 1-month USD LIBOR + 3.000%, 5.081%, 6/1/2025	167,159	167,963
		1,343,964
Industrials 1.7%
Sabre GLBL, Inc., Term Loan B, 1-month USD LIBOR + 2.000%, 4.076%, 2/22/2024	486,513	487,693
TransDigm, Inc., Term Loan F, 1-month USD LIBOR + 2.500%, 4.576%, 6/9/2023	461,484	461,117
		948,810
Information Technology 1.0%
First Data Corp., Term Loan, 1-month USD LIBOR + 2.000%, 4.066%, 4/26/2024	570,717	570,538
Materials 2.4%
Berry Global, Inc.:
Term Loan S, 3-month USD LIBOR + 1.750%, 3.936% , 2/8/2020	429,646	430,133
Term Loan T, 3-month USD LIBOR + 1.750%, 3.936% , 1/6/2021	304,001	304,287
MacDermid, Inc., Term Loan B6, 1-month USD LIBOR + 3.000%, 5.076%, 6/7/2023	391,971	393,860
PolyOne Corporation, Term Loan B4, 1-month USD LIBOR + 1.750%, 3.817%, 11/11/2022	160,876	161,144
		1,289,424
Telecommunication Services 1.2%
Level 3 Financing, Inc., Term Loan B, 1-month USD LIBOR + 2.250%, 4.317%, 2/22/2024	665,000	666,569
Utilities 5.3%
Calpine Corp., Term Loan B5, 3-month USD LIBOR + 2.500%, 4.84%, 1/15/2024	1,799,350	1,803,938
NRG Energy, Inc., Term Loan B, 3-month USD LIBOR + 1.750%, 4.084%, 6/30/2023	1,088,845	1,089,303
		2,893,241
Total Loan Participations and Assignments (Cost $11,794,268)		11,817,407
	Shares	Value ($)
Common Stocks 0.0%
Industrials
Quad Graphics, Inc. (Cost $0)	36	820
Warrant 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (a) (Cost $20,981)	95	3,781
Cash Equivalents 13.6%
DWS Central Cash Management Government Fund, 1.96% (b) (Cost $7,502,454)	7,502,454	7,502,454
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $54,991,882)	99.2	54,834,379
Other Assets and Liabilities, Net	0.8	444,890
Net Assets	100.0	55,279,269

A summary of the Fund's transactions with affiliated investments during the period ended August 31, 2018 are as follows:

Value ($) at 11/30/2017	Pur- chases Cost ($)	Sales Pro- ceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 8/31/2018	Value ($) at 8/31/2018
Cash Equivalents 13.6%
DWS Central Cash Management Government Fund, 1.96% (b)
5,138,031	58,782,462	56,418,039	—	—	59,414	—	7,502,454	7,502,454

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
* Non-income producing security.
** Senior loans in the Fund's portfolio generally are subject to mandatory and/or optional payment. As a result, the actual remaining maturity of senior loans in the Fund's portfolio may be substantially less than the stated maturities shown in this report. Senior loans pay interest at a rate which may be fixed or may vary based on a published reference rate and spread and are shown at their current rate as of August 31, 2018.
(a) Investment was valued using significant unobservable inputs.
(b) Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
LIBOR: London Interbank Offered Rate
REIT: Real Estate Investment Trust
For information on the Fund's policy and additional disclosures regarding credit default swap contracts, written options contracts, please refer to the Derivatives section of Note A in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2018 in valuing the Fund's investments

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (c)
Corporate Bonds	$—	$35,509,917	$—	$35,509,917
Loan Participations and Assignments	—	11,817,407	—	11,817,407
Common Stocks	820	—	—	820
Warrant	—	—	3,781	3,781
Short-Term Investments (c)	7,502,454	—	—	7,502,454
Total	$7,503,274	$47,327,324	$3,781	$54,834,379

There have been no transfers between fair value measurement levels during the period ended August 31, 2018.
(c)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Strategic Income Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	October 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	October 23, 2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	October 23, 2018